Commitments and Contingencies - Summary of Future Minimum Operating Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Commitments [Line Items]
2013	$ 1,274
2014	1,309
2015	868
2016	904
2017	563
Thereafter
Total minimum lease payments	$ 4,918